Total
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
SUMMARY
Investment Objective

The Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund (the “Fund”) seeks to outperform, net of fees and expenses, the return of the MSCI ACWI ex US Index (the “Benchmark”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund
Management Fees	0.61%
Other Expenses	93.36%
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	93.97%
Fee Waiver and/or Expense Reimbursement	(93.29%)	[2]
Net Annual Fund Operating Expenses	0.68%
[1]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one-, three- and five-years only.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | USD ($)	69	218	379	58,428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund is available only to participants in employer sponsored retirement plans. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of foreign equity securities, including securities of emerging market companies. Under normal circumstances, the Fund invests at least 80% of its assets in foreign common stocks that are subject to and meet the Fund’s environmental, social and governance (“ESG”) guidelines at the time of investment. To the extent the Fund is invested in equity securities, it will be invested in foreign equity securities. When both a company’s securities are incorporated outside the U.S. and its primary equity listing is outside the U.S., the Adviser classifies the company’s shares as non-U.S. equity. In some cases, a company’s securities may be incorporated outside the U.S., and have a primary listing in the U.S. In such cases, the Adviser conducts an additional analysis to determine whether the company should be classified as U.S. or non-U.S. This analysis considers several criteria, including: location of the company’s headquarters, the company’s history, geographic distribution of its operations (both assets and revenues), geographic distribution of the company’s shareholder base, and security’s secondary listings, if any. The Fund may invest in appropriate issuers through depositary receipts including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s Benchmark captures large- and mid-cap representation across 22 developed markets countries (excluding the U.S.) and 24 emerging markets countries, and the Adviser expects that the Fund will be principally invested in large- and mid-cap stocks.

The Fund’s investment adviser, Fisher Asset Management, LLC (the “Adviser”) utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political, and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

The Adviser considers ESG factors throughout the investment and portfolio construction process. ESG factors are among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Governmental influence on public companies, environmental regulation, social policy, market reforms impacting private property, labor, and human rights are among the ESG factors considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the firm’s top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating a range of ESG factors prior to purchasing a security, seeking to identify securities benefiting from ESG trends and avoid those with underappreciated risks. These factors include, but are not limited to, shareholder concentration, corporate stewardship, environmental opportunities and liabilities, and human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG screens that are applied to issuers of equity securities without compromising the Adviser’s broader market outlook and themes. The Adviser utilizes external third party ESG research and data which may include environmental, human and labor rights, and controversy data. The Adviser uses this information to create business involvement screens to exclude companies with ties to categories such as, but not limited to, cluster munitions or landmines, or those that derive any revenue from nuclear or bio-chemical weapons. Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco.

Once the Adviser determines portfolio weights for countries, sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g. market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

●	Finding companies possessing strategic attributes (i.e., competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

●	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risk. The novel coronavirus (COVID-19) global pandemic and the responses taken by many governments resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and negative impacts, in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic shutdown, which may impact your Fund investments.

Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Equity securities risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

ESG Guidelines Risk. Because the Adviser’s ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund’s ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Mid-Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with medium capitalization. While the Adviser believes that medium-sized companies can at times provide greater growth potential than larger, more mature companies, investing the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Foreign Investing Risk. The Fund may purchase foreign securities (either directly or through ADRs or GDRs). These securities may involve additional risks, including the possibility that certain events, such as political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Emerging Market Risk. The risks of investing in foreign countries are typically increased in less developed countries (often referred to as “emerging market countries”). Emerging market countries may have less developed markets and legal and regulatory systems, and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s return.

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 06/30/2021 7.67%

Lowest Quarter: 09/30/2021 (1.86)%

The Fund’s year to date return as of September 30, 2022 was (33.92)%.

Average Annual Total Returns (for periods ended 12/31/2021)
Average Annual Total Returns - Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	Label	1 Year		Since Inception		Inception Date
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund	Before Taxes	12.23%		23.24%		Jul. 17, 2020
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | After Taxes on Distributions		11.23%		22.42%
Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund | After Taxes on Distributions and Sales		7.76%		17.81%
MSCI AC World Index ex USA Net Index (reflects no deduction for fees, expenses, or U.S. taxes)		7.82%	[1]	18.41%	[1]	Jul. 17, 2020
[1]	The MSCI AC World Index ex USA Net Index (the “Index”) is a stock market index comprising non-U.S. stocks from 22 developed markets and 24 emerging markets. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-550-1071.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
SUMMARY
Investment Objective
The Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) seeks to outperform, net of fees and expenses, the S&P 500 Index (the “Benchmark”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund
Management Fees	0.40%
Other Expenses	70.71%
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	71.11%
Fee Waiver and/or Expense Reimbursement	(70.64%)	[2]
Net Annual Fund Operating Expenses	0.47%
[1]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.47% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one-, three- and five-years only.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | USD ($)	48	151	263	44,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund is available only to participants in employer sponsored retirement plans. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of equity securities of large cap issuers located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of U.S. large cap companies that are subject to and meet the Fund’s environmental, social and governance (“ESG”) guidelines at the time of investment.

The Fund’s investment adviser, Fisher Asset Management, LLC (the “Adviser”) considers large cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalizations of the companies appearing in the Benchmark. As of August 31, 2022, the market capitalization of the companies appearing in the Benchmark ranged from $3.9 billion to $2.2 trillion. Although the Fund generally purchases equity securities that at the time of purchase are large capitalization companies as described above, the Fund may retain or augment positions in such companies even if they subsequently fall outside of the range of the Benchmark. In addition, the range of the Benchmark will change over time.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

The Adviser considers ESG factors throughout the investment and portfolio construction process. ESG factors are among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Governmental influence on public companies, environmental regulation, social policy, market reforms impacting private property, labor, and human rights are among the ESG factors considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the firm’s top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating a range of ESG factors prior to purchasing a security, seeking to identify securities benefiting from ESG trends and avoid those with underappreciated risks. These factors include, but are not limited to, shareholder concentration, corporate stewardship, environmental opportunities and liabilities, and human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG screens that are applied to issuers of equity securities without compromising the Adviser’s broader market outlook and themes. The Adviser utilizes external third party ESG research and data which may include environmental, human and labor rights, and controversy data. The Adviser uses this information to create business involvement screens to exclude companies with ties to categories such as, but not limited to, cluster munitions or landmines, or those that derive any revenue from nuclear or bio-chemical weapons. Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco.

Once the Adviser determines portfolio weights for sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g. market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks with a given category expected to accomplish two goals:

●	Finding companies possessing strategic attributes (i.e. competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

●	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risk. The novel coronavirus (COVID-19) global pandemic and the responses taken by many governments resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and negative impacts, in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic shutdown, which may impact your Fund investments.

Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Equity securities risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

ESG Guidelines Risk. Because the Adviser’s ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund’s ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were: Highest Quarter: 06/30/2021 14.79% Lowest Quarter: 09/30/2021 1.83% The Fund’s year to date return as of September 30, 2022 was (33.74)%.
Average Annual Total Returns (for periods ended 12/31/2021)
Average Annual Total Returns - Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund	Label	1 Year		Since Inception		Inception Date
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund	Before Taxes	33.93%		37.48%		Jul. 17, 2020
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | After Taxes on Distributions		33.15%		36.86%
Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund | After Taxes on Distributions and Sales		20.43%		28.92%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or U.S. taxes)		28.71%	[1]	32.70%	[1]	Jul. 17, 2020
[1]	The S&P 500 Index (the “Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-550-1071.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund
SUMMARY
Investment Objective
The Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) seeks to outperform, net of fees and expenses, the Russell 2000 Index (the “Benchmark”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group U.S. Small Cap Equity Fund Fisher Investments Institutional Group U.S. Small Cap Equity Fund
Management Fees	0.68%
Other Expenses	71.82%
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	72.50%
Fee Waiver and/or Expense Reimbursement	(71.75%)	[2]
Net Annual Fund Operating Expenses	0.75%
[1]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through December 31, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; certain fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one-, three- and five-years only.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | Fisher Investments Institutional Group U.S. Small Cap Equity Fund | USD ($)	77	240	417	45,053

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund is available only to participants in employer sponsored retirement plans. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser’s discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of equity securities of small cap issuers located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of U.S. small cap companies.

The Fund’s investment adviser, Fisher Asset Management, LLC (the “Adviser”) considers small cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalizations of the companies appearing in the Benchmark. As of August 31, 2022, the market capitalization of the companies appearing in the Benchmark ranged up to $18 billion. Although the Fund generally purchases equity securities that at the time of initial purchase are small capitalization companies as described above, the Fund may retain or augment positions in such companies even if they subsequently grow beyond the range of the Benchmark. In addition, the range of the Benchmark will change over time.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser’s analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser’s top-down investment process.

Once the Adviser determines portfolio weights for sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g. market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

●	Finding companies possessing strategic attributes (i.e. competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

●	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund’s investment strategy is highly dependent on the correctness of the Adviser’s perception of the risks and opportunities in the markets. To the extent the Adviser’s perceptions are incorrect (or a perception is correct, but the timing of the Fund’s investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risk. The novel coronavirus (COVID-19) global pandemic and the responses taken by many governments resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and negative impacts, in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic shutdown, which may impact your Fund investments.

Allocation Risk. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Equity securities risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Small Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small cap companies as well as start-up companies can at times provide greater growth potential than larger, more mature companies, investing the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were:

Highest Quarter: 03/31/2021 9.10%

Lowest Quarter: 09/30/2021 (1.31)%

The Fund’s year to date return as of September 30, 2022 was (32.54)%.

Average Annual Total Returns (for periods ended 12/31/2021)
Average Annual Total Returns - Fisher Investments Institutional Group U.S. Small Cap Equity Fund	Label	1 Year		Since Inception		Inception Date
Fisher Investments Institutional Group U.S. Small Cap Equity Fund	Before Taxes	15.91%		35.39%		Jul. 17, 2020
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | After Taxes on Distributions		13.46%		33.39%
Fisher Investments Institutional Group U.S. Small Cap Equity Fund | After Taxes on Distributions and Sales		9.69%		26.66%
Russell 2000 Index (reflects no deduction for fees, expenses, or U.S. taxes)		14.82%	[1]	34.95%	[1]	Jul. 17, 2020
[1]	The Russell 2000 Index (the “Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-550-1071.